Lease (Tables)	9 Months Ended
Aug. 31, 2021
Leases [Abstract]
Assets and liabilities
	August 31, 2021	November 30, 2020

Assets:
Operating lease right-of-use asset	$ 38,195	$ 137,931

Liabilities:
Current:
Operating lease liability	$ 44,175	$ 157,110

Total lease liability	$ 44,175	$ 157,110

Lease term and discount rates
August 31, 2021

Remaining lease term (months)	3
Estimated incremental borrowing rate	11.4%

Future minimum lease payments
August 31, 2021
Lease payments for the remainder of the year ending November 30, 2021	$ 44,962
Less imputed interest	787
Present value of lease liabilities	$ 44,175